Stock-Based Compensation - Restricted Stock Unit (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Recognized share based compensation expense		$ 5,532		$ 4,808
General And Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Recognized share based compensation expense		$ 3,967		$ 2,848
Restricted Stock Units R S U [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units issued during the year | shares	4,460,379
Weighted-average fair value of restricted stock units | $ / shares	$ 3.45	$ 21.41
Number of shares for each RSU		1	1
Restricted Stock Units R S U [Member] | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units issued during the year | shares		313,354	313,354
Unrecognized share based compensation cost		$ 6,700
Restricted Stock Units R S U [Member] | General And Administrative Expense [Member] | Nonemployees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Recognized share based compensation expense | €			€ 36,000